Fair Value Measurements - Derivative Instruments at Fair Value (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	$ 12,371,000	$ 27,071,000	$ 610,000	$ 698,000	$ 288,000
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	48,367,000	67,067,000		52,891,000
Total
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	49,489,000	68,314,000		54,851,000
Public Warrants | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	7,328,000	16,036,000
Public Warrants | Total
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	7,328,000	16,036,000
Private Warrants | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	5,043,000	11,036,000
Private Warrants | Total
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	5,043,000	11,036,000
PPP loan | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability				3,193,000
PPP loan | Total
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability				3,193,000
Senior secured term loan | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	35,996,000	39,995,000		49,000,000
Senior secured term loan | Total
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	37,118,000	41,242,000		50,960,000
Preferred Stock warrant liability | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability				698,000
Preferred Stock warrant liability | Total
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability				698,000
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	7,328,000	16,036,000		0
Level 1 | Public Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	7,328,000	16,036,000
Level 1 | Private Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	0
Level 1 | PPP loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability				0
Level 1 | Senior secured term loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	0		0
Level 1 | Preferred Stock warrant liability
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability				0
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	37,118,000	41,242,000		54,153,000
Level 2 | Public Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	0
Level 2 | Private Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	0
Level 2 | PPP loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability				3,193,000
Level 2 | Senior secured term loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	37,118,000	41,242,000		50,960,000
Level 2 | Preferred Stock warrant liability
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability				0
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	5,043,000	11,036,000		698,000
Level 3 | Public Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	0
Level 3 | Private Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	5,043,000	11,036,000
Level 3 | PPP loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability				0
Level 3 | Senior secured term loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	$ 0	$ 0		0
Level 3 | Preferred Stock warrant liability
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability				$ 698,000